Consolidated Statements of Operations - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Condensed Consolidated Statements of Operations
Revenues (gross billings of $39.3 million and $12.1 million less worksite employee payroll cost of $33.9 million and $10.3 million, respectively for the year ended)	$ 5,423,000	$ 1,819,000
Cost of revenue	4,594,000	1,488,000
Gross profit	829,000	331,000
Operating expenses:
Salaries, wages and payroll taxes	4,670,000	2,941,000
Commissions	200,000	93,000
Professional fees	3,918,000	2,078,000
Software development	1,209,000	3,828,000
Depreciation and amortization	837,000	272,000
General and administrative	6,502,000	4,189,000
Total operating expenses	16,499,000	13,129,000
Operating Loss	(15,670,000)	(12,798,000)
Other (expense) income:
Interest expense	(8,507,000)	(1,751,000)
Loss on debt extinguishment	(3,927,000)
Change in fair value derivative and warrant liability	2,569,000
Gain (Loss) associated with note defaults, net	811,000	(3,500,000)
Total other (expense) income	(9,054,000)	(5,251,000)
Loss from continuing operations	(24,724,000)	(18,049,000)
Total Income from discontinued operations, net of tax	5,997,000	1,226,000
Net income (loss)	$ (18,727,000)	$ (16,823,000)
Net Income (Loss) per share, Basic and diluted
Continuing operations	$ (30.23)	$ (25.06)
Discontinued operations
Discontinued operations	7.33	1.70
Net income (loss) per common share - Basic and diluted	$ (22.90)	$ (23.36)
Weighted average common shares outstanding - Basic and diluted	817,720	720,253